Trade payables (Schedule of Trade Payables) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Open accounts	₪ 21,339	$ 5,883		₪ 24,735
Checks payables	283	78		107
Total Trade payables	₪ 21,622	$ 5,961	[1]	₪ 24,842

[1]	Convenience Translation into US Dollars.